Segment Information - Summary of Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold, Total	¥ 203,941	$ 28,003	¥ 79,951	¥ 19,922
General and administrative expenses	(48,849)	(6,707)	(44,337)	(45,291)
Sales and marketing expenses	(14,025)	(1,926)	(6,753)	(4,668)
Impairment loss on long-lived assets	0		(3,674)	0
Operating loss	(15,739)	(2,160)	(9,270)	(35,665)
Subsidy income	1,413	194	728	1,412
Interest income, net	16,200	2,224	7,235	2,284
Realized gain (loss) in investments	(3,062)	(420)	3,207	1,867
Unrealized holding (loss) gain in investments	2,022	278	3,910	(3,794)
Other income (expense), net	(739)	(102)	(1,434)	1,401
Impairment loss on long-term investments			(500)
Operating Segments
Segment Reporting Information [Line Items]
Revenue	251,076	34,476	125,445	34,216
Cost of Goods and Services Sold, Total	(203,941)	(28,003)	(79,951)	(19,922)
General and administrative expenses	(48,849)	(6,707)	(44,337)	(45,291)
Sales and marketing expenses	(14,025)	(1,926)	(6,753)	(4,668)
Impairment loss on other long-lived assets			(3,674)
Operating loss	(15,739)	(2,160)	(9,270)	(35,665)
Subsidy income	1,413	194	728	1,412
Interest income, net	16,200	2,224	7,235	2,284
Realized gain (loss) in investments	(3,062)	(420)	3,207	1,867
Unrealized holding (loss) gain in investments	2,022	278	3,910	(3,794)
Other income (expense), net	(739)	(102)	(1,434)	1,401
Impairment loss on long-term investments			(500)
(Loss) Income before income taxes and loss from equity method investments	95	14	3,876	(32,495)
Learning Services
Segment Reporting Information [Line Items]
Revenue	108,047	14,836	65,842	18,516
Learning Services | Operating Segments
Segment Reporting Information [Line Items]
Revenue	108,047	14,836	65,842	18,516
Cost of Goods and Services Sold, Total	(62,279)	(8,552)	(25,703)	(10,175)
Tourism Services
Segment Reporting Information [Line Items]
Revenue	138,295	18,989	51,880	3,502
Tourism Services | Operating Segments
Segment Reporting Information [Line Items]
Revenue	138,295	18,989	51,880	3,502
Cost of Goods and Services Sold, Total	(137,725)	(18,911)	(48,189)	(3,542)
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	4,734	651	7,723	12,198
Cost of Goods and Services Sold, Total	¥ (3,937)	$ (540)	¥ (6,059)	¥ (6,205)